Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NON-CASH INVESTING AND FINANCING ACTIVITIES
Mortgage servicing rights	$ 39,902,528	$ 11,510,883
Paid cash	511,828
Earn-out liability	2,094,854
Identifiable intangible assets	3,710,000
Property and equipment	56,913
Other assets	11,827
Loans subject to repurchase rights from GNMA and the related liability	$ 7,116,173	$ 2,011,265